Loans Held for Sale, at Fair Value - Schedule of Mortgage Loans Held For Sale that were Greater Than 90 Days Past Due And On Non-Accrual Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans held for sale, aggregate unpaid principal balance	$ 5,541	$ 3,877
Difference	12	(98)
Loans 90 days or more past due and on non-accrual status
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans held for sale, at fair value	5,553	3,779
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans held for sale, aggregate unpaid principal balance	2,736	616
Residential mortgage loans | Loans 90 days or more past due and on non-accrual status
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans held for sale, at fair value	2,136	554
Commercial mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans held for sale, aggregate unpaid principal balance	3,405	3,323
Commercial mortgage loans | Loans 90 days or more past due and on non-accrual status
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans held for sale, at fair value	$ 2,817	$ 3,163